Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Tables)	3 Months Ended
Nov. 30, 2015
Tables/Schedules
Property, Plant and Equipment

Property and Equipment consisted of the following at	November 30, 2015	August 31, 2015
Computer and equipment & truck	$ 283,860	$ 282,399
Less: Accumulated depreciation/amortization	(186,959)	(169,199)
Property and equipment, net	$ 96,901	$ 113,200